RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Outstanding amounts due from related parties:
Other Receivables, Related Parties	¥ 54,318,280		¥ 67,729,869
Accounts receivables from related party	520,503,579		675,767,723
Other payables due to a related party:
Accounts payable - related parties	36,309,710	$ 5,215,564	698,043
Other payables to Desun for leasing of land and buildings	10,784,038		9,704,152
Other Payables, Related Parties	13,127,352		20,818,596
Due to Related Parties [Abstract]
Notes payables due to Jinko Power Group			35,000,000
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Other payables due to a related party:
Accounts payable - related parties	748,615		910,086
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	75,234
Other payables due to a related party:
Other Payables, Related Parties			55,457
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	21,995,622		8,296,133
Jiangxi Jinko Engineering For Outsourcing Services [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	32,247,424		55,514,313
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	36,185,644		127,779,355
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	484,317,935		522,619,737
ReneSola Ltd. [Member]
Other payables due to a related party:
Accounts payable - related parties			698,043
JinkoTiansheng Member [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party			25,368,631
Other payables due to a related party:
Accounts payable - related parties	36,309,710
Jinko Power
Outstanding amounts due from related parties:
Other Receivables, Related Parties			3,919,423
Other Assets, Related Parties	96,753,306		144,983,745
Notes receivables from JinkoPower for provision of guarantee	18,628,574
Other payables due to a related party:
Other Payables, Related Parties	¥ 2,343,314		¥ 11,058,987